Related party transactions (Details) - CAD ($) $ in Thousands	1 Months Ended
	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Corporate Joint Venture
Related Party Transaction [Line Items]
Accounts receivable		$ 1,179	$ 1,202
Other assets		1,432	0
Accounts payable and accrued liabilities		$ 5,296	$ 251
Heavy equipment | Nuna Logistics Partnership
Related Party Transaction [Line Items]
Purchase of heavy equipment	$ 1,300